DEBT - Schedule of Borrowings (Details) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	€ 2,630,011
Proceeds from borrowings	262,289
Repayments of borrowings	(167,539)
Interest accrued/(paid) and other	22,911
Translation differences	64,107
Total debt, ending balance	2,811,779
Bonds and notes
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	1,487,110
Proceeds from borrowings	0
Repayments of borrowings	0
Interest accrued/(paid) and other	3,209
Translation differences	0
Total debt, ending balance	1,490,319
Asset-backed financing (Securitizations)
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	900,213
Proceeds from borrowings	218,924
Repayments of borrowings	(72,824)
Interest accrued/(paid) and other	1,733
Translation differences	57,379
Total debt, ending balance	1,105,425
Total borrowings from banks and other financial institutions
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	154,419
Proceeds from borrowings	8,909
Repayments of borrowings	(55,000)
Interest accrued/(paid) and other	560
Translation differences	4,277
Total debt, ending balance	113,165
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	56,210
Proceeds from borrowings	0
Repayments of borrowings	(16,500)
Interest accrued/(paid) and other	17,409
Translation differences	304
Total debt, ending balance	57,423
Other debt
Disclosure of detailed information about borrowings [line items]
Total debt, beginning balance	32,059
Proceeds from borrowings	34,456
Repayments of borrowings	(23,215)
Interest accrued/(paid) and other	0
Translation differences	2,147
Total debt, ending balance	€ 45,447